INVESTMENT IN WNBA FRANCHISE	12 Months Ended
Sep. 30, 2015
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INVESTMENT IN WNBA FRANCHISE

NOTE 14—INVESTMENT IN WNBA FRANCHISE:

In January 2003, the Authority formed MBC as its wholly-owned subsidiary to own and operate a professional basketball team in the WNBA. In January 2003, the Authority and MBC entered into a membership agreement with WNBA, LLC which sets forth the terms and conditions under which MBC acquired its membership in the WNBA and the right to own and operate a team. The Authority guaranteed the obligations of MBC under the membership agreement. MBC is a full and unconditional guarantor of the Authority’s outstanding indebtedness.

In connection with MBC’s acquisition of its membership in the WNBA and the right to own and operate a team, the Authority estimated the fair value of the initial player roster to be $4.8 million and the remaining $5.5 million of MBC’s aggregate investment was recognized as a franchise value.

The player roster value was amortized over seven years and became fully amortized in fiscal 2010. The franchise value is being amortized over thirty years and is assessed for impairment whenever events or changes in circumstances indicate that its carrying amount may not be recoverable. As of September 30, 2015 and 2014, accumulated amortization on the franchise value was $2.3 million and $2.1 million, respectively. Amortization expense associated with the franchise value totaled $183,000 for each of the fiscal years ended September 30, 2015, 2014 and 2013. The Authority expects to incur amortization expenses related to the franchise value of $183,000 for each of the next five fiscal years. The franchise value was included in intangible assets, net, in the accompanying consolidated balance sheets.

MBC currently owns approximately 4.2% of the membership interest in WNBA, LLC which is accounted for under the cost method. Under the terms of the Limited Liability Company Agreement of WNBA, LLC, if at any time, WNBA, LLC’s Board of Governors determines that additional funds are needed for WNBA, LLC’s or any league entity’s general business, the Board of Governors may require additional cash capital contributions. In such event, each member shall be obligated to contribute to WNBA, LLC an amount of cash equal to that member’s proportionate share of ownership. No such cash capital contribution has been required by WNBA, LLC through September 30, 2015.